Debt (Details Textual) (USD $)	12 Months Ended		0 Months Ended		5 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 29, 2014	Jul. 30, 2014	Nov. 30, 2014	Dec. 30, 2014	Oct. 16, 2014	Sep. 22, 2014	Jun. 27, 2014	Sep. 30, 2014
Senior Notes issued	$ 73,625,000	$ 0					$ 8,625,000
Number of credit agreements	4
2015	3,300,000
2016	3,300,000
2017	2,260,000
2018	2,260,000
2019	96,055,000
Vessels, net	66,633,000	0
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth		25.00%
Percentage of the value of any new equity issues		50.00%
Minimum liquidity	50,000,000
Minimum liquidity per owned vessels	850,000
Amount available to be drawn [Member]
Long-term Debt	806,476,000
Line of Credit Facility, Maximum Borrowing Capacity	408,976,000
Senior Notes [Member]
Maximum net borrowings allowed as a percentage to total assets	70.00%
Minimum Net Worth Required for Compliance	500,000,000
Minimum [Member]
Ratio of Indebtedness to Net Capital	0.60
Fair value of the collateral of each credit facility	130.00%
Maximum [Member]
Ratio of Indebtedness to Net Capital	1.00
Fair value of the collateral of each credit facility	140.00%
From the quarter ending September 30, 2015 until the quarter ending December 31, 2016 [Member]
Ratio of EBIDTA to net interest expense	100.00%
Secured Debt [Member]
Consolidated Net worth required	500,000,000
Long-term Debt [Member]
Senior Notes issued								65,000,000
Secured credit facility Maturity July 29, 2021 [Member]
Number of tranches	22
Line of Credit Facility, Maximum Borrowing Capacity			330,000,000
Commitment Fee Percentage			1.17%
Quarterly Installment			313,000
Secured credit facility Maturity July 29, 2021 [Member] | Amount available to be drawn [Member]
Line of Credit Facility, Maximum Borrowing Capacity	330,000,000
Secured credit facility Maturity July 29, 2021 [Member] | Ultramax and Kamsarmax [Member]
Line of Credit Facility, Maximum Borrowing Capacity			15,000,000
Secured credit facility Maturity July 29, 2021 [Member] | Ultramax
Number of vessels			16
Secured credit facility Maturity July 29, 2021 [Member] | Kamsarmax
Number of vessels			6
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity				67,500,000
Commitment Fee Percentage				1.25%
Debt Instrument, Maturity Date				7 years
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member] | Amount available to be drawn [Member]
Line of Credit Facility, Maximum Borrowing Capacity	67,500,000
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member] | Ultramax
Number of vessels				2
Line of Credit Facility, Maximum Borrowing Capacity				16,350,000
Number of installment				28
Quarterly Installment	292,000
Ballon installment	8,174,000
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member] | Kamsarmax
Number of vessels				2
Line of Credit Facility, Maximum Borrowing Capacity				17,400,000
Number of installment				28
Quarterly Installment	311,000
Ballon installment	8,692,000
Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt	33,550,000	0							33,550,000
Secured credit facility Maturity June 27, 2019 [Member] | Amount available to be drawn [Member]
Long-term Debt	0
Secured credit facility Maturity June 27, 2019 [Member] | First eight installments [Member]
Quarterly Installment	413,000
Secured credit facility Maturity June 27, 2019 [Member] | Secured Debt [Member]
Long-term Debt	33,550,000								19,800,000
Remaining loan amount no longer available to be drawn down	6,050,000
2015	3,300,000
2016	3,300,000
2017	2,260,000
2018	2,260,000
2019	22,430,000
Number of tranches	2
Line of Credit Facility, Maximum Borrowing Capacity									39,600,000
Commitment Fee Percentage					1.17%
Quarterly Installment	283,000
Secured credit facility Maturity June 27, 2019 [Member] | Secured Debt [Member] | Kamsarmax
Number of vessels	2									2
Secured credit facility Maturity December 30, 2020 [Member] [Member]
Number of vessels						20
Line of Credit Facility, Maximum Borrowing Capacity						408,976,000
Debt Instrument, Maturity Date	6 years
Secured credit facility Maturity December 30, 2020 [Member] [Member] | Ultramax
Number of vessels						6
Secured credit facility Maturity December 30, 2020 [Member] [Member] | Kamsarmax
Number of vessels						9
Secured credit facility Maturity December 30, 2020 [Member] [Member] | Capesize [Member]
Number of vessels						5
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage								7.50%
Repurchase price of Notes (as a percentage)	101.00%
Debt Instrument, Redemption Price, Percentage	100.00%
Senior Notes, Denomination								25.00
Senior Notes [Member] | Secured Debt [Member]
2015	0
2016	0
2017	0
2018	0
2019	$ 73,625,000
For the quarter March 31, 2017 until and including the quarter December 31, 2017 [Member]
Ratio of EBIDTA to net interest expense	200.00%
For periods after December 31, 2017 [Member]
Ratio of EBIDTA to net interest expense	250.00%
Scorpio Tankers [Member]
Amount of LR Tankers Sold to Related Party	4
London Interbank Offered Rate (LIBOR) [Member] | Secured credit facility Maturity July 29, 2021 [Member]
Debt Instrument, Basis Spread on Variable Rate			2.925%
London Interbank Offered Rate (LIBOR) [Member] | Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member]
Debt Instrument, Basis Spread on Variable Rate				2.95%		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Secured credit facility Maturity June 27, 2019 [Member] | Secured Debt [Member]
Debt Instrument, Basis Spread on Variable Rate	2.925%